Stock-Based Compensation	6 Months Ended
Jun. 30, 2011
Stock-Based Compensation
Stock-Based Compensation
8.	Stock-Based Compensation

Stock-Based Compensation Plans

During 2006, the Company adopted the 2006 Equity Incentive Award Plan (as amended, the 2006 Plan) under which 1,134,000 shares of common stock were reserved for issuance to employees, directors and consultants of the Company at December 31, 2010 and 2009. The 2006 Plan provides for the grant of incentive stock options, non-qualified stock options and rights to purchase restricted stock to eligible recipients. Recipients of stock options are eligible to purchase shares of the Company's common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options granted under the 2006 Plan is ten years.

Options granted pursuant to the 2006 Plan generally vest over four years and vest at a rate of 25% upon the first anniversary of the vesting commencement date and 1/48th per month thereafter. The 2006 Plan allows the option holders to exercise their options early and acquire option shares, which are then subject to repurchase by the Company at the original exercise price of such options. At December 31, 2010 and 2009 there were 15,000 and 102,000, respectively, of unvested shares of common stock issued to employees of the Company in connection with the early exercise of stock option grants which the Company has recorded as a liability in the accompanying consolidated balance sheets.

During 2010, the Company adopted the 2010 Equity Incentive Award Plan (the 2010 Plan). The 2010 Plan became effective immediately prior to the completion of the initial public offering. An initial 2,000,000 shares are reserved for issuance to employees, directors and consultants of the Company under the plan. An additional 233,689 shares of common stock, available for issuance under the 2006 Plan, were made available for future grant under the 2010 Equity Award Plan. The number of shares initially reserved were subsequently increased by the number of shares of common stock related to awards granted under the 2006 Plan that are repurchased, forfeited, expired or are cancelled on or after the effective date of the 2010 Plan. The 2010 Plan provides for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units and rights to purchase restricted stock to eligible recipients. Recipients of stock options are eligible to purchase shares of the Company's common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options granted under the 2010 Plan is ten years.

The 2010 Plan contains an "evergreen provision" that allows for an annual increase in the number of shares available for issuance under the 2010 Plan commencing on January 1, 2011 and on each January 1 thereafter during the ten-year term of the 2010 Plan. The annual increase in the number of shares is equal to the lower of:

•	4% of the Company's outstanding common stock on the applicable January 1;

•	1,000,000 shares; or

•	A lesser number of shares as determined by the board of directors.

At June 30, 2011 and December 31, 2010, 2,056,065 and 2,220,717 shares of common stock were available for future issuance under the 2010 Plan.

Options granted pursuant to the 2010 Plan generally vest over four years and vest at a rate of 25% upon the first anniversary of the vesting commencement date and 1/48th per month thereafter. Restricted stock units granted pursuant to the 2010 Plan vest on the first anniversary of the vesting commencement date.

The 2006 and 2010 Plans are intended to encourage ownership of stock by employees, consultants and non-employee directors of the Company and to provide additional incentives for them to promote the success of the Company's business. The board of directors is responsible for determining the individuals to receive equity grants, the number of shares subject to each grant, the exercise price per share and the exercise period of each option. The Company satisfies option exercises through issuance of new shares.

During 2010, the Company adopted the 2010 Employee Stock Purchase Plan (The Purchase Plan), which allows employees to purchase shares of the Company's common stock during a specified offering period. The purchase price is 85% of the lower of the closing price of the stock on the first day of the offering period or the closing price of the stock on the date of purchase. Eligible employees may elect to withhold up to 20% of their compensation during any offering period for the purchase of stock up to a maximum of 20,000 shares per purchase period. A total of 750,000 shares of common stock are reserved for issuance under the Purchase Plan. The length of the offering period is determined by the compensation committee and may be up to 27 months long. The first offering period under the Purchase Plan is from June 1, 2011 through May 31, 2012 with two purchase periods of six months each.

Information with respect to the number and weighted average exercise price of stock options and restricted stock units under the 2006 and 2010 Plans is summarized as follows (number of shares in thousands):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2009	808	$2.71
Granted	739	4.06
Exercised	(23)	3.11
Canceled/Forfeited	(45)	3.61

Outstanding at December 31, 2010	1,479	$3.35	8.66	$3,479

Granted	1,964	4.48
Exercised	(4)	3.18
Canceled/Forfeited	(50)	3.96

Outstanding at June 30, 2011	3,389	$4.01	8.93	$1,032

Exercisable at December 31, 2010(1)	1,243	$3.20	8.50	$3,075

Vested at December 31, 2010	518	$2.63	7.89	$1,604

(1)	Includes awards with early exercise provisions that permit optionee to exercise unvested options.

The intrinsic values above represent the aggregate value of the total pre-tax intrinsic value based upon a common stock price of $4.01 and $5.67 at June 30, 2011 and December 31, 2010, respectively, and the contractual exercise prices. At December 31, 2010, the weighted average fair value of options outstanding was $6.56 per share.

	Years Ended December 31,
	2010	2009	2008
Weighted-average grant date fair value	$11.52	$3.30	$6.80
Aggregate intrinsic value of options exercised	61,000	256,000	17,000
Total fair value of shares vested	$660,000	$414,000	$159,000

Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model for determining the estimated fair value and stock-based compensation for stock-based awards to employees and the board of directors. The assumptions used in the Black-Scholes option-pricing model are as follows:

	Six Months Ended June 30,		Year Ended December 31,
	2011	2010	2010	2009	2008
Stock Options
Risk free interest rate	1.8% to 2.6%	2.0% to 2.3%	1.7 % to 2.3%	2.3% to 2.8%	2.7% to 3.2%
Expected term	5.0 to 6.1 years	5.0 to 5.9 years	5.0 to 6.1 years	5.0 to 6.1 years	5.0 to 6.1 years
Expected volatility	72.3% to 89.7%	94.6% to 95.7%	90.8% to 96.0%	105.6% to 107.6%	80.6% to 86.0%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%
Fair value of underlying stock	$3.87 to $5.04	$1.35	$5.73 to $13.50	$3.20 to $3.60	$3.50 to $19.10
Employee Stock Purchase Plan
Risk free interest rate	0.1%
Expected term	0.5 years
Expected volatility	75.2%
Expected dividend yield	0.0%
Fair value of underlying stock	$4.15

The risk-free interest rate assumption was based on the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The assumed dividend yield was based on the Company's expectation of not paying dividends in the foreseeable future. The weighted average expected term of options was calculated using the simplified method as prescribed by accounting guidance for stock-based compensation. This decision was based on the lack of relevant historical data due to the Company's limited historical experience. In addition, due to the Company's limited historical data, the estimated volatility was calculated based upon the historical volatility of comparable companies whose share prices are publicly available.

The Company recognized stock-based compensation expense as follows (in thousands):

	Six Months Ended June 30,		Year Ended December 31,
	2011	2010	2010	2009	2008
Cost of sales	$62	$41	$105	$0	$0
Research and development	331	141	393	310	227
Selling, general and administrative	1,790	657	2,009	716	692

Total	$2,183	$839	$2,507	$1,026	$919

As of December 31, 2010, there was approximately $8,329,000 of total unrecognized compensation costs related to outstanding options, which is expected to be recognized over a weighted average period of 2.76 years.

At December 31, 2010, all stock options outstanding to consultants were vested. In accordance with accounting guidance for stock-based compensation, the Company re-measured the fair value of stock option grants to non-employees at each reporting date and recognized the related income or expense during their vesting period. Expense recognized for stock options to consultants was immaterial for the years ended December 31, 2010, 2009 and 2008, respectively. Stock option expense for awards issued to consultants is included within research and development expense in the consolidated statement of operations.